Agency Agreements (Tables)	12 Months Ended
Dec. 31, 2018
Agency Agreements
Schedule of deferred revenue on the new store bonus with Western Union

	Western Union
	Agency Agreement	New Store
	Bonus	Bonus	Total

Deferred Revenue, January 1, 2018 Balance	$8,800	$1,255	$10,055
Western Union 2018 Revenue	2,200	335	2,535
Deferred Revenue, December 31, 2018 Balance	$6,600	$920	$7,520